Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
14.	COMMITMENTS AND CONTINGENCIES

On November 17, 2014, the Company entered into a 60-month lease for 5,533 square feet of office and manufacturing space at 11651 Central Parkway, Suite 118, Jacksonville, Florida, with an anticipated lease commencement date of February 1, 2015. The actual commencement date was July 1, 2015 and the lease was amended to 61 months expiring July 31, 2020. The monthly rent, including operating expenses and sales tax, for each year of the initial lease term is estimated to be $5,915. Anticipated total rent during the term of the lease is as follows:

Year 2019 - $ 57,982
Year 2020 - $ 45,651

On March 1, 2019, the Company entered into a 37-month lease for 2,390 square feet of office and aerostat manufacturing space at 700 Ridgewood Avenue, Units 207/208, Holly Hill, Florida with an anticipated lease commencement date of March 1, 2019. The monthly rent, including operating expenses and sales tax, for each year of the initial lease term is estimated to be $2,091. Anticipated total rent during the term of the lease is as follows:

Year 2019 - $ 20,910
Year 2020 - $ 25,575
Year 2021 - $ 26,159
Year 2022 - $ 4,379

Rent expense for the three months ended March 31, 2019 and 2018 was $22,486, and $21,212, respectively.

The Company acquired licenses to certain technology of Georgia Tech Research Corporation (“GTRC”) through its purchase of AFI’s assets on July 20, 2015 and through direct license from GTRC. The licenses are perpetual and if the technology is patented, are protected through the expiration date of the patented know-how. Two of the licenses require a minimum royalty of $1,500 per year. Royalties are based on vehicle weight and range from $12.50 to $75.00 per vehicle on one license and $25.00 to $150.00 per vehicle on another license.

On May 16, 2016, Banco Popular North America (“Banco”) filed a lawsuit in Duval County, Florida in the Circuit Court of the Fourth Judicial Circuit against Aerial Products Corporation d/b/a Southern Balloon Works (“Aerial Products”), Kevin M. Hess, the Company’s Chief Technology Officer, Lighter Than Air Systems Corp., a wholly owned subsidiary of the Company (“LTAS”), and the Company to collect on a delinquent Small Business Administration loan that Banco made in 2007 to Aerial Products with Mr. Hess as the personal guarantor. LTAS and the Company filed an Answer on June 30, 2016 and Responses to Interrogatories on December 16, 2016. The lawsuit is active, and discovery is ongoing. It is our position that neither LTAS nor the Company are continuations of Aerial Products, and LTAS and the Company have denied all allegations made by Banco. The Company will vigorously defend that position. The Company has evaluated the probability of loss as possible, but the range of loss is unable to be estimated.

Other than the Banco matter, there are no material claims, actions, suits, proceedings inquiries, labor disputes or investigations pending.

14.	COMMITMENTS AND CONTINGENCIES

On November 17, 2014, the Company entered into a 60-month lease for 5,533 square feet of office and manufacturing space at 11651 Central Parkway Suite 118, Jacksonville, Florida, with an anticipated lease commencement date of February 1, 2015. The actual commencement date was July 1, 2015 and the lease was amended to 61 months expiring July 31, 2020. The monthly rent, including operating expenses and sales tax, for each year of the initial lease term is estimated to be $5,915. Anticipated total rent during the term of the lease is as follows:

Year 2019 - $ 77,309
Year 2020 - $ 45,651

Rent expense in 2018 and 2017 was $161,333, and $131,710, respectively.

The Company acquired licenses to certain technology of Georgia Tech Research Corporation (GTRC) through its purchase of Adaptive Flight, Inc.'s assets on July 20, 2015 and through direct license from GTRC. The licenses are perpetual and if the technology is patented, are protected through the expiration date of the patented know-how. Two of the licenses require a minimum royalty of $1,500 per year. Royalties are based on vehicle weight and range from $12.50 to $75.00 per vehicle on one license and $25.00 to $150.00 per vehicle on another license.

On May 16, 2016, Banco Popular North America ("Banco") filed a lawsuit in Duval County, Florida in the Circuit Court of the Fourth Judicial Circuit against Aerial Products Corporation d/b/a Southern Balloon Works ("Aerial Products"), Kevin M. Hess, LTAS, and the Company to collect on a delinquent Small Business Administration loan that Banco made in 2007 to Aerial Products with Mr. Hess as the personal guarantor. LTAS and the Company filed an Answer on June 30, 2016 and Responses to Interrogatories on December 16, 2016. The lawsuit is active and discovery is ongoing. It is our position that neither LTAS nor the Company are continuations of Aerial Products, and LTAS and the Company have denied all allegations made by Banco and will vigorously defend that position. The Company has evaluated the probability of loss as possible, but the range of loss is unable to be estimated.

Other than the Banco matter, there are no material claims, actions, suits, proceedings inquiries, labor disputes or investigations pending.